NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Add: additions	$ 19,709		$ 81,162	$ 297,006
Less: repayments	3,322	2,558	10,792	10,294
Loan Payable	461,882		509,339	797,921
Increase (Decrease) in Due to Related Parties			81,162
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Loan Payable			303,068	297,006
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	45,987		81,162	297,006
Effects of currency translation	(2,328)		6,062
Loan Payable	78,834		303,068
Add: additions	19,709	0	81,162
Less: repayments	$ (52,556)	$ (225,060)	(303,068)	0
Shareholder Loan Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			51,772	51,772
Shareholder Loan One [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 245,234	$ 245,234